Derivative warrant liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities

August 31, 2021
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 7)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149

Schedule of assumptions fair value of derivative warrant liabilities

	August 31, 2021			August 31, 2020
Share price		$0.41		$0.84
Risk-free interest rate	0.19%	-	0.67%	0.15%
Dividend yield		0%		0%
Expected volatility	60%	-	70%	51%
Remaining term (in years)	1.9	–	4.4	2.90